TAXES - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES
Statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in non-PRC (foreign) jurisdiction	0.50%	1.00%	3.20%
Effect of PRC preferential tax rate and tax holidays	(11.50%)	(10.80%)	(14.20%)
R&D credits	(6.60%)	(4.20%)	(4.10%)
Deferred offering cost		(0.90%)
Non-deductible expenses	0.10%	3.20%	1.40%
Tax effect on deferred tax allowance	2.90%	0.50%	0.70%
Effective tax rate	10.60%	13.80%	12.00%